Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components
6. Balance Sheet Components
Cash Equivalents and Marketable Securities
The following tables summarize the cost or amortized cost, gross unrealized gain, gross unrealized loss, and fair value of the Company’s cash equivalents and marketable securities (in millions):

	December 31, 2020
	Cost or Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash equivalents
U.S. Treasury securities	$3	$—	$—	$3
Short-term marketable securities
Commercial paper	76	—	—	76
Corporate bonds	51	—	—	51
U.S. government agency securities	23	—	—	23
U.S. Treasury securities	364	—	—	364

Total	$517	$—	$—	$517

	September 30, 2021
	Cost or Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash equivalents
Money market funds	$996	$—	$—	$996
U.S. Treasury securities	148	—	—	148
Short-term marketable securities
Commercial paper	414	—	—	414
Corporate bonds	118	—	—	118
U.S. government agency securities	69	—	—	69
U.S. Treasury securities	698	—	—	698
Long-term marketable securities
Corporate bonds	158	—	—	158
U.S. government agency securities	10	—	—	10
U.S. Treasury securities	386	—	—	386

Total	$2,997	$—	$—	$2,997

No individual security incurred continuous unrealized losses for greater than twelve months as of December 31, 2020 and September 30, 2021.

Property and Equipment, net
Property and equipment, net consisted of the following (in millions):

	December 31, 2020	September 30, 2021
Equipment for merchants	$111	$147
Capitalized software and website development costs	86	226
Leasehold improvements	57	83
Computer equipment and software	22	39
Office equipment	11	19
Construction in progress	27	42

Total	314	556
Less: Accumulated depreciation and amortization	(104)	(201)

Property and equipment, net	$210	$355

Depreciation expenses were $14 million and $20 million for the three months ended September 30, 2020 and 2021, respectively. Depreciation expenses were $35 million and $58 million for the nine months ended September 30, 2020 and 2021, respectively.
The Company capitalized $15 million and $50 million in capitalized software and website development costs during the three months ended September 30, 2020 and 2021, respectively. The Company capitalized $38 million and $140 million in capitalized software and website development costs during the nine months ended September 30, 2020 and 2021, respectively. Capitalized software and website development costs are included in property and equipment, net on the condensed consolidated balance sheets. Amortization of capitalized software and website development costs was $5 million and $18 million for the three months ended September 30, 2020 and 2021, respectively. Amortization of capitalized software and website development costs was $10 million and $39 million for the nine months ended September 30, 2020 and 2021, respectively. Construction in progress primarily included leasehold improvements on premises that are not ready for use and equipment for merchants that are not placed in service.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in millions):

	December 31, 2020	September 30, 2021
Litigation reserves	$178	$114
Sales tax payable and accrued sales and indirect taxes	149	152
Accrued operations related expenses	139	145
Dasher and merchant payable	110	177
Contract liabilities	108	124
Accrued advertising	62	172
Insurance reserves	55	123
Credits issued to consumers	28	35
Other	114	184

Total	$943	$1,226

7. Balance Sheet Components
Cash Equivalents and Marketable Securities
The following tables summarize the cost or amortized cost, gross unrealized gain, gross unrealized loss, and fair value of the Company’s cash equivalents and marketable securities (in millions):

	December 31, 2019
	Cost or Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash equivalents
Corporate bonds	$1	$1	$—	$2
Short-term marketable securities
Commercial paper	8	—	—	8
Corporate bonds	110	—	—	110
U.S. government agency securities	43	—	—	43
U.S. Treasury securities	347	—	—	347

Total	$509	$1	$—	$510

	December 31, 2020
	Cost or Amortized Cost	Unrealized		Estimated Fair Value
		Gains	Losses
Cash equivalents
U.S. Treasury securities	$3	$—	$—	$3
Short-term marketable securities
Commercial paper	76	—	—	76
Corporate bonds	51	—	—	51
U.S. government agency securities	23	—	—	23
U.S. Treasury securities	364	—	—	364

Total	$517	$—	$—	$517

No individual security incurred continuous unrealized losses for greater than twelve months as of December 31, 2019 and 2020.
Property and Equipment, net
Property and equipment, net consisted of the following (in millions):

	December 31, 2019	December 31, 2020
Equipment for merchants	$55	$111
Computer equipment and software	12	22
Capitalized software and website development costs	25	86
Leasehold improvements	31	57
Office equipment	7	11
Construction in progress	10	27

Total	140	314
Less: Accumulated depreciation and amortization	(39)	(104)

Property and equipment, net	$101	$210

Included within equipment for merchants was $4 million of assets under finance leases, which was fully amortized as of December 31, 2019. No new finance leases were entered during the year ended December 31, 2020. Depreciation expense on finance leases was not material in the periods presented.
Depreciation expenses were $6 million, $20 million, and $52 million for the years ended December 31, 2018, 2019, and 2020, respectively.
The Company capitalized $4 million, $15 million, and $61 million in capitalized software and website development costs during the years ended December 31, 2018, 2019, and 2020, respectively. Capitalized software and website development costs are included in property and equipment, net on the consolidated balance sheets. Amortization of capitalized software and website development costs was $3 million, $5 million, and $17 million for the years ended December 31, 2018, 2019, and 2020, respectively. Construction in progress primarily included leasehold improvements on premises that are not ready for use and equipment for merchants that are not placed in service.
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in millions):

	December 31, 2019	December 31, 2020
Litigation reserves	$99	$178
Sales tax payable and accrued sales and indirect taxes	51	149
Accrued operations related expenses	40	139
Accrued advertising	24	62
Dasher and merchant payable	27	110
Credits issued to consumers	14	28
Insurance reserves	15	55
Contract liabilities	13	108
Other	62	114

Total	$345	$943